Segment Information (Tables)		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Schedule of Segment Expenses
For the period from June 17, 2025 (inception) to June 30, 2025
General and administrative	$10,423

	For the three months ended	For the period June 17, 2025 (inception) through
	September 30, 2025	September 30, 2025
General and administrative	$319,048	$329,471

COLUMBUS CIRCLE CAPITAL CORP I [Member]
Schedule of Segment Assets Provided to CODM
	September 30,	December 31,
	2025	2024
Cash and marketable securities held in Trust Account	$253,824,027	$-
Cash	$190,655	$-

Schedule of Segment Expenses
For the Period from June 24, 2025 (Inception) Through December 31, 2024
Formation and operational costs	$23,544

	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2025	For the Period from June 25, 2024 (Inception) Through September 30, 2024
General and administrative expenses	$999,076	$1,917,681	$13,124
Interest earned on marketable securities held in Trust Account	$2,624,404	$3,824,027	$-

PROCAP BTC, LLC [Member]
Schedule of Segment Expenses
For the period from June 10, 2025 (inception) to June 30, 2025
General and administrative	$7,858

For the period from June 10, 2025 (inception) to
September 30, 2025
General and administrative	$4,333,208

Schedule of Fair Value of Bitcoin
As of June 30, 2025
Digital Assets	$530,796,383

As of September 30, 2025
Digital Assets	$565,404,018